Document And Entity Information	Aug. 09, 2024
Document Information [Line Items]
Entity, Registrant Name	Track Group, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 09, 2024
Entity, File Number	0-23153
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	87-0543981
Entity, Address, Address Line One	200 E 5th Ave
Entity, Address, Address Line Two	Suite 100
Entity, Address, City or Town	Naperville
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60563
City Area Code	877
Local Phone Number	260-2010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001045942